Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Profit (loss)	$ (15,548)	$ (17,338)
Items that may be classified subsequently to profit or loss
Cumulative translation adjustment on consolidation of foreign subsidiaries	(439)	(6,631)
Other comprehensive income	(439)	(6,631)
Comprehensive loss	$ (15,987)	$ (23,969)